Accounts receivable, net	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable, net

Note 7 – Accounts receivable, net

Accounts receivable consist of the following:

	As of December 31, 2024	As of December 31, 2023

Accounts receivable	$148,594	$239,978
Allowance for credit losses	(2,420)	(2,504)
Total accounts receivable, net	$146,174	$237,474

As of December 31, 2024 and 2023, the Company had allowance for credit losses of $2,420 and $2,504, respectively.

Movements of allowance for credit losses from accounts receivable are as follows:

	For the Year ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022

Beginning balance	$2,504	$-	$-
Addition	-	2,463	-
Exchange rate effect	(84)	41	-
Ending balance	$2,420	$2,504	$-

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)